SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies Details 2Abstract
Shares underlying options outstanding	$ 793,850	$ 478,500	$ 478,850	$ 478,850
Shares underlying warrants outstanding	70,250	24,300	24,300	26,300
Shares underlying convertible notes outstanding	1,875,000	1,312,500	1,312,500	1,997,063
Total	2,739,100	1,815,650	1,815,650	2,501,863